Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets, net
Gross	¥ 42,518	¥ 41,204
Accumulated Amortization	(32,330)	(29,491)
Net	10,188	11,713
Amortization expense	2,839	3,043	¥ 2,312
Future amortization expense
2018	1,804
2019	1,804
2020	1,804
2021	1,804
2022	1,804
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(9,000)	(9,000)
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(3,191)	(3,191)
Purchased software and others
Intangible assets, net
Gross	30,327	29,013
Accumulated Amortization	(20,139)	(17,300)
Net	¥ 10,188	¥ 11,713